Stock Based Compensation - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended					3 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 24, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Five-Year Options [Member]	Dec. 31, 2012 Ten-Year Options [Member]	Mar. 31, 2013 Performance based restricted stock [Member]	Mar. 31, 2013 Restricted Stock [Member]	Dec. 31, 2012 Common stock, Class D [Member]	Sep. 30, 2012 Non-employee directors [Member]	Mar. 31, 2013 Non-employee directors [Member]	Dec. 31, 2012 Non-employee directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock											13,699,565
Issuance of performance based restricted stock			2,499,293	2,499,293					2,404,412			256,500	338,234	256,500
Stock options granted				4,757,302			1,115,302	3,642,000
Remaining vesting percentage in three equal installments				50.00%
Vesting percentage of restricted stock and option awards on date of grant				50.00%
Stock based compensation expense			$ 3,700,000		$ 0	$ 0			$ 300,000
Expected stock based compensation expense, thereafter				1,000,000
Total unrecognized stock based compensation expense			2,000,000	2,000,000
Unrecognized stock based compensation expense, weighted average recognition period				2 years
Total value of restricted stock awards vested			1,700,000
Recognized tax benefit	$ 0		$ 0		$ 0	$ 0
Restricted shares granted										585,292
Restricted stock awards, vesting percentage		50.00%											25.00%